American Century Investments®
Quarterly Portfolio Holdings
Global Bond Fund
January 31, 2021

Global Bond - Schedule of Investments
JANUARY 31, 2021 (UNAUDITED)

		Shares/ Principal Amount ($)	Value ($)
SOVEREIGN GOVERNMENTS AND AGENCIES — 41.0%
Australia — 0.6%
Australia Government Bond, 2.75%, 4/21/24	AUD	3,192,000	2,646,716
Australia Government Bond, 3.00%, 3/21/47	AUD	7,150,000	6,509,829
Australia Government Bond, 1.75%, 6/21/51	AUD	5,500,000	3,843,311
			12,999,856
Austria — 0.7%
Republic of Austria Government Bond, 3.40%, 11/22/22(1)	EUR	4,325,000	5,640,280
Republic of Austria Government Bond, 0.75%, 10/20/26(1)	EUR	4,192,000	5,490,824
Republic of Austria Government Bond, 4.15%, 3/15/37(1)	EUR	2,539,000	5,232,725
			16,363,829
Belgium — 0.4%
Kingdom of Belgium Government Bond, 4.25%, 3/28/41(1)	EUR	1,716,000	3,749,903
Kingdom of Belgium Government Bond, 1.60%, 6/22/47(1)	EUR	3,836,000	6,079,016
			9,828,919
Brazil — 0.2%
Brazilian Government International Bond, 7.125%, 1/20/37		$3,000,000	3,852,915
Canada — 1.5%
Canadian Government Bond, 2.75%, 12/1/48	CAD	3,250,000	3,305,482
Province of British Columbia Canada, 3.25%, 12/18/21	CAD	1,588,000	1,276,286
Province of British Columbia Canada, 2.85%, 6/18/25	CAD	10,911,000	9,370,021
Province of Quebec Canada, 3.00%, 9/1/23	CAD	3,058,000	2,558,892
Province of Quebec Canada, 5.75%, 12/1/36	CAD	10,032,000	11,948,887
Province of Quebec Canada, 3.50%, 12/1/48	CAD	7,300,000	7,201,753
			35,661,321
Chile†
Chile Government International Bond, 3.25%, 9/14/21		$300,000	305,637
China — 10.1%
China Development Bank, 2.89%, 6/22/25	CNY	177,000,000	26,864,221
China Development Bank, 3.50%, 8/13/26	CNY	159,000,000	24,705,677
China Government Bond, 2.36%, 7/2/23	CNY	153,000,000	23,404,593
China Government Bond, 2.88%, 11/5/23	CNY	289,000,000	44,718,018
China Government Bond, 1.99%, 4/9/25	CNY	118,000,000	17,508,319
China Government Bond, 3.25%, 6/6/26	CNY	155,700,000	24,407,312
China Government Bond, 3.12%, 12/5/26	CNY	154,800,000	24,128,839
China Government Bond, 2.85%, 6/4/27	CNY	67,000,000	10,176,758
China Government Bond, 3.29%, 5/23/29	CNY	11,000,000	1,717,307
China Government Bond, 2.68%, 5/21/30	CNY	111,500,000	16,483,399
China Government Bond, 3.86%, 7/22/49	CNY	35,600,000	5,601,126
China Government Bond, 3.39%, 3/16/50	CNY	46,500,000	6,722,161
China Government Bond, 3.81%, 9/14/50	CNY	36,000,000	5,651,422
			232,089,152
Czech Republic — 0.2%
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	74,800,000	3,741,594
Denmark — 1.6%
Denmark Government Bond, 0.50%, 11/15/27	DKK	46,720,000	8,152,733
Denmark Government Bond, 0.50%, 11/15/29(1)	DKK	93,000,000	16,414,076
Denmark Government Bond, 4.50%, 11/15/39	DKK	38,630,000	11,828,434
Denmark Government Bond, 0.25%, 11/15/52(1)	DKK	5,000,000	862,903
			37,258,146

Dominican Republic — 0.1%
Dominican Republic International Bond, 5.95%, 1/25/27(1)		$800,000	921,800
Dominican Republic International Bond, 5.95%, 1/25/27		$1,800,000	2,074,050
			2,995,850
Egypt — 0.1%
Egypt Government International Bond, 7.50%, 1/31/27(1)		$1,200,000	1,393,500
Egypt Government International Bond, 8.50%, 1/31/47		$2,000,000	2,206,412
			3,599,912
El Salvador — 0.1%
El Salvador Government International Bond, 8.625%, 2/28/29		$3,000,000	3,112,500
Finland — 0.9%
Finland Government Bond, 4.00%, 7/4/25(1)	EUR	5,169,000	7,598,776
Finland Government Bond, 0.125%, 4/15/36(1)	EUR	6,500,000	8,161,853
Finland Government Bond, 1.375%, 4/15/47(1)	EUR	3,045,000	4,962,472
			20,723,101
France — 2.8%
French Republic Government Bond OAT, 1.75%, 11/25/24	EUR	2,539,000	3,369,644
French Republic Government Bond OAT, 5.50%, 4/25/29	EUR	5,742,980	10,450,070
French Republic Government Bond OAT, 0.00%, 11/25/29(2)	EUR	3,150,000	3,945,231
French Republic Government Bond OAT, 2.50%, 5/25/30	EUR	3,845,000	5,924,552
French Republic Government Bond OAT, 1.50%, 5/25/31	EUR	3,675,000	5,285,778
French Republic Government Bond OAT, 5.75%, 10/25/32	EUR	2,675,000	5,559,003
French Republic Government Bond OAT, 3.25%, 5/25/45	EUR	3,433,000	7,092,010
French Republic Government Inflation Linked Bond OAT, 0.10%, 3/1/28	EUR	16,146,343	21,577,848
			63,204,136
Germany — 0.2%
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 8/15/50(2)	EUR	3,600,000	4,471,344
Ghana — 0.1%
Ghana Government International Bond, 7.875%, 2/11/35		$2,000,000	2,025,638
Guatemala — 0.1%
Guatemala Government Bond, 4.875%, 2/13/28		$2,000,000	2,242,500
Indonesia — 0.4%
Indonesia Government International Bond, 3.50%, 2/14/50		$2,800,000	3,015,460
Indonesia Treasury Bond, 8.375%, 9/15/26	IDR	90,000,000,000	7,270,578
			10,286,038
Ireland — 1.7%
Ireland Government Bond, 3.40%, 3/18/24	EUR	6,186,000	8,468,174
Ireland Government Bond, 1.10%, 5/15/29	EUR	13,350,000	18,210,161
Ireland Government Bond, 0.20%, 10/18/30	EUR	1,500,000	1,905,862
Ireland Government Bond, 0.40%, 5/15/35	EUR	8,650,000	11,145,401
Ireland Government Bond, 1.50%, 5/15/50	EUR	320,000	509,389
			40,238,987
Italy — 2.2%
Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	19,964,000	26,536,407
Italy Buoni Poliennali Del Tesoro, 1.60%, 6/1/26	EUR	3,000,000	3,932,588
Italy Buoni Poliennali Del Tesoro, 1.35%, 4/1/30	EUR	3,550,000	4,623,053
Italy Buoni Poliennali Del Tesoro, 4.75%, 9/1/44(1)	EUR	7,519,000	15,342,031
			50,434,079
Japan — 7.1%
Japan Government Ten Year Bond, 0.10%, 3/20/30	JPY	5,755,000,000	55,379,378
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	877,450,000	11,102,809
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	1,234,500,000	15,293,385
Japan Government Thirty Year Bond, 1.40%, 12/20/45	JPY	2,023,400,000	23,023,922
Japan Government Thirty Year Bond, 0.40%, 3/20/50	JPY	700,000,000	6,237,064
Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	672,500,000	7,252,846

Japan Government Twenty Year Bond, 0.30%, 12/20/39	JPY	1,078,800,000	10,044,608
Japanese Government CPI Linked Bond, 0.10%, 3/10/28	JPY	3,501,378,327	33,751,890
			162,085,902
Jordan — 0.1%
Jordan Government International Bond, 7.375%, 10/10/47		$1,200,000	1,370,718
Jordan Government International Bond, 7.375%, 10/10/47(1)		$200,000	228,453
Jordan Government International Bond, 7.375%, 10/10/47		$400,000	456,904
			2,056,075
Malaysia — 0.3%
Malaysia Government Bond, 3.96%, 9/15/25	MYR	27,150,000	7,267,829
Mexico — 0.6%
Mexican Bonos, 5.75%, 3/5/26	MXN	97,500,000	4,999,093
Mexico Government International Bond, 4.15%, 3/28/27		$2,700,000	3,093,214
Nacional Financiera SNC, MTN, 0.78%, 3/29/22	JPY	500,000,000	4,780,417
			12,872,724
Namibia — 0.1%
Namibia International Bonds, 5.25%, 10/29/25		$2,600,000	2,801,460
Netherlands — 0.9%
Netherlands Government Bond, 0.00%, 1/15/22(1)(2)	EUR	5,557,000	6,786,517
Netherlands Government Bond, 0.50%, 7/15/26(1)	EUR	7,389,000	9,549,915
Netherlands Government Bond, 2.75%, 1/15/47(1)	EUR	2,080,000	4,422,421
			20,758,853
New Zealand — 1.0%
New Zealand Government Bond, 1.50%, 5/15/31	NZD	30,850,000	22,934,814
Norway — 0.2%
Norway Government Bond, 2.00%, 5/24/23(1)	NOK	43,725,000	5,295,752
Norway Government Bond, 1.75%, 2/17/27(1)	NOK	2,800,000	345,520
			5,641,272
Oman — 0.1%
Oman Government International Bond, 5.625%, 1/17/28		$2,000,000	2,076,284
Pakistan — 0.2%
Pakistan Government International Bond, 6.875%, 12/5/27		$4,000,000	4,291,699
Peru — 0.5%
Peru Government Bond, 6.15%, 8/12/32(1)	PEN	32,900,000	10,876,672
Philippines — 0.1%
Philippine Government International Bond, 6.375%, 10/23/34		$1,400,000	2,051,532
Poland — 0.2%
Republic of Poland Government Bond, 4.00%, 10/25/23	PLN	16,520,000	4,914,495
Republic of Poland Government International Bond, 4.00%, 1/22/24		$500,000	552,567
			5,467,062
Portugal — 0.3%
Portugal Obrigacoes do Tesouro OT, 0.90%, 10/12/35(1)	EUR	1,000,000	1,300,280
Portugal Obrigacoes do Tesouro OT, 4.10%, 2/15/45(1)	EUR	2,350,000	4,935,304
			6,235,584
Russia — 0.3%
Russian Federal Bond - OFZ, 7.05%, 1/19/28	RUB	156,300,000	2,194,179
Russian Foreign Bond - Eurobond, 5.25%, 6/23/47		$2,800,000	3,763,032
			5,957,211
Saudi Arabia — 0.1%
Saudi Government International Bond, 2.375%, 10/26/21(1)		$1,500,000	1,519,785
Serbia†
Serbia International Bond, 7.25%, 9/28/21(1)		$800,000	834,318
Singapore — 0.2%
Singapore Government Bond, 2.875%, 7/1/29	SGD	4,240,000	3,697,234

South Africa — 0.7%
Republic of South Africa Government Bond, 8.00%, 1/31/30	ZAR	217,500,000	13,721,630
Republic of South Africa Government International Bond, 4.67%, 1/17/24		$250,000	268,958
Republic of South Africa Government International Bond, 5.875%, 6/22/30		$1,200,000	1,323,187
			15,313,775
Spain — 0.9%
Spain Government Bond, 5.15%, 10/31/28(1)	EUR	1,263,000	2,159,157
Spain Government Bond, 1.25%, 10/31/30(1)	EUR	1,500,000	2,023,785
Spain Government Bond, 1.85%, 7/30/35(1)	EUR	2,200,000	3,203,837
Spain Government Bond, 2.70%, 10/31/48(1)	EUR	7,100,000	12,441,224
			19,828,003
Sri Lanka — 0.1%
Sri Lanka Government International Bond, 7.55%, 3/28/30		$2,000,000	1,220,000
Sweden — 0.1%
Sweden Government Bond, 3.50%, 3/30/39	SEK	15,600,000	2,897,065
Switzerland — 0.6%
Swiss Confederation Government Bond, 1.25%, 5/28/26	CHF	5,902,000	7,318,989
Swiss Confederation Government Bond, 2.50%, 3/8/36	CHF	2,534,000	4,069,444
Swiss Confederation Government Bond, 0.00%, 7/24/39(2)	CHF	2,500,000	2,926,831
			14,315,264
Thailand — 0.7%
Thailand Government Bond, 3.625%, 6/16/23	THB	78,650,000	2,823,354
Thailand Government Bond, 3.85%, 12/12/25	THB	335,100,000	12,883,428
			15,706,782
Tunisia — 0.1%
Banque Centrale de Tunisie International Bond, 5.75%, 1/30/25		$2,000,000	1,833,550
Turkey — 0.2%
Turkey Government International Bond, 6.875%, 3/17/36		$4,600,000	4,924,341
United Kingdom — 1.3%
United Kingdom Gilt, 4.75%, 12/7/30	GBP	3,600,000	7,052,249
United Kingdom Gilt, 4.50%, 12/7/42	GBP	954,000	2,269,624
United Kingdom Gilt, 4.25%, 12/7/49	GBP	3,720,000	9,486,385
United Kingdom Gilt, 4.25%, 12/7/55	GBP	3,780,000	10,497,440
			29,305,698
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $871,599,813)			940,206,242
CORPORATE BONDS — 30.6%
Aerospace and Defense — 0.4%
Boeing Co. (The), 5.15%, 5/1/30		$770,000	915,348
Boeing Co. (The), 5.81%, 5/1/50		830,000	1,095,991
L3Harris Technologies, Inc., 1.80%, 1/15/31		730,000	732,982
Raytheon Technologies Corp., 4.125%, 11/16/28		2,580,000	3,037,466
Raytheon Technologies Corp., 5.70%, 4/15/40		395,000	560,801
TransDigm, Inc., 4.625%, 1/15/29(1)		2,676,000	2,660,961
			9,003,549
Air Freight and Logistics — 0.1%
XPO Logistics, Inc., 6.25%, 5/1/25(1)		2,399,000	2,578,925
Airlines — 0.4%
Delta Air Lines, Inc., 7.375%, 1/15/26		610,000	701,221
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.50%, 10/20/25(1)		3,015,000	3,222,961
Southwest Airlines Co., 5.125%, 6/15/27		2,536,000	3,004,766
United Airlines Pass Through Trust, 4.875%, 7/15/27(3)		1,617,000	1,653,383
			8,582,331
Auto Components†
BorgWarner, Inc., 2.65%, 7/1/27		490,000	528,219

Automobiles — 0.5%
Ford Motor Credit Co. LLC, 2.98%, 8/3/22		650,000	658,125
Ford Motor Credit Co. LLC, 3.35%, 11/1/22		740,000	752,809
Ford Motor Credit Co. LLC, 3.375%, 11/13/25		2,000,000	2,035,400
Ford Motor Credit Co. LLC, 4.00%, 11/13/30		2,150,000	2,206,438
General Motors Co., 5.15%, 4/1/38		560,000	677,914
General Motors Financial Co., Inc., 2.75%, 6/20/25		2,190,000	2,328,864
General Motors Financial Co., Inc., 2.70%, 8/20/27		2,392,000	2,532,163
Nissan Motor Co. Ltd., 4.35%, 9/17/27(1)		1,010,000	1,115,949
			12,307,662
Banks — 3.9%
Banco Santander SA, 2.75%, 5/28/25		1,930,000	2,065,827
Banistmo SA, 4.25%, 7/31/27(1)		1,600,000	1,699,104
Bank of America Corp., MTN, 2.30%, 7/25/25	GBP	1,500,000	2,213,052
Bank of America Corp., MTN, VRN, 1.32%, 6/19/26		$3,097,000	3,137,349
Bank of America Corp., MTN, VRN, 2.50%, 2/13/31		496,000	517,588
Bank of America Corp., MTN, VRN, 2.68%, 6/19/41		1,985,000	1,986,501
Barclays plc, MTN, VRN, 1.375%, 1/24/26	EUR	600,000	759,749
Barclays plc, MTN, VRN, 2.00%, 2/7/28	EUR	2,000,000	2,481,879
BNP Paribas SA, 2.82%, 1/26/41(1)		$1,300,000	1,271,958
BNP Paribas SA, VRN, 2.59%, 8/12/35(1)		3,070,000	3,059,953
BPCE SA, 5.15%, 7/21/24(1)		1,090,000	1,237,680
BPCE SA, VRN, 1.65%, 10/6/26(1)		760,000	775,525
CaixaBank SA, MTN, VRN, 2.75%, 7/14/28	EUR	1,600,000	2,028,839
CaixaBank SA, MTN, VRN, 2.25%, 4/17/30	EUR	2,700,000	3,431,540
Citigroup, Inc., VRN, 3.11%, 4/8/26		$7,000	7,604
Citigroup, Inc., VRN, 3.52%, 10/27/28		1,320,000	1,482,358
Citigroup, Inc., VRN, 2.57%, 6/3/31		950,000	990,576
Commerzbank AG, MTN, VRN, 4.00%, 12/5/30	EUR	2,500,000	3,313,309
Cooperatieve Rabobank UA, VRN, 2.50%, 5/26/26	EUR	1,700,000	2,079,654
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	2,250,000	3,659,833
Credit Agricole SA, VRN, 1.25%, 1/26/27(1)		$2,240,000	2,240,106
European Financial Stability Facility, MTN, 0.40%, 5/31/26	EUR	11,000,000	14,036,737
European Financial Stability Facility, MTN, 2.35%, 7/29/44	EUR	410,000	758,418
FNB Corp., 2.20%, 2/24/23		$1,160,000	1,182,116
ING Groep NV, MTN, 2.125%, 1/10/26	EUR	2,600,000	3,473,772
Intesa Sanpaolo SpA, MTN, 3.93%, 9/15/26	EUR	2,600,000	3,537,854
Itau Unibanco Holding SA, VRN, 3.875%, 4/15/31(1)		$1,400,000	1,403,920
JPMorgan Chase & Co., VRN, 2.18%, 6/1/28		2,480,000	2,606,025
JPMorgan Chase & Co., VRN, 2.52%, 4/22/31		640,000	672,285
Kreditanstalt fuer Wiederaufbau, 4.625%, 1/4/23	EUR	4,860,000	6,510,270
Lloyds Banking Group plc, MTN, VRN, 1.75%, 9/7/28	EUR	800,000	1,000,440
Lloyds Banking Group plc, VRN, 1.875%, 1/15/26	GBP	700,000	989,153
Lloyds Banking Group plc, VRN, 2.44%, 2/5/26		$1,910,000	2,009,731
Santander UK Group Holdings plc, VRN, 1.53%, 8/21/26		2,105,000	2,129,405
Santander UK plc, MTN, 5.125%, 4/14/21	GBP	2,400,000	3,321,018
UniCredit SpA, MTN, VRN, 2.00%, 9/23/29	EUR	1,700,000	2,042,670
Wells Fargo & Co., 4.125%, 8/15/23		$250,000	272,177
Wells Fargo & Co., 3.00%, 10/23/26		1,530,000	1,683,828
Wells Fargo & Co., MTN, VRN, 2.39%, 6/2/28		520,000	549,244
Wells Fargo & Co., VRN, 2.19%, 4/30/26		440,000	460,678
Wells Fargo & Co., VRN, 3.07%, 4/30/41		770,000	806,947
			89,886,672
Beverages — 0.1%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46		1,065,000	1,338,491

Anheuser-Busch InBev Worldwide, Inc., 4.75%, 1/23/29		1,100,000	1,336,542
			2,675,033
Biotechnology — 0.3%
AbbVie, Inc., 3.20%, 11/21/29		1,130,000	1,251,149
Gilead Sciences, Inc., 3.65%, 3/1/26		1,935,000	2,182,187
Gilead Sciences, Inc., 1.65%, 10/1/30		2,144,000	2,124,835
			5,558,171
Building Products — 0.3%
Builders FirstSource, Inc., 5.00%, 3/1/30(1)		1,950,000	2,086,500
Lennox International, Inc., 1.70%, 8/1/27		710,000	728,657
Standard Industries, Inc., 4.75%, 1/15/28(1)		3,295,000	3,477,214
Standard Industries, Inc., 4.375%, 7/15/30(1)		370,000	393,230
Standard Industries, Inc., 3.375%, 1/15/31(1)		740,000	731,823
			7,417,424
Capital Markets — 1.9%
Ares Capital Corp., 3.25%, 7/15/25		1,495,000	1,582,848
Banco BTG Pactual SA, 2.75%, 1/11/26(1)		2,300,000	2,244,800
CI Financial Corp., 3.20%, 12/17/30		1,825,000	1,853,735
Credit Suisse Group AG, VRN, 2.125%, 9/12/25	GBP	6,150,000	8,801,501
Deutsche Bank AG, MTN, 2.625%, 12/16/24	GBP	1,600,000	2,302,575
FS KKR Capital Corp., 3.40%, 1/15/26		$2,850,000	2,857,905
Goldman Sachs BDC, Inc., 2.875%, 1/15/26		1,320,000	1,353,267
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26		1,890,000	2,104,576
Goldman Sachs Group, Inc. (The), 2.60%, 2/7/30		895,000	947,304
Goldman Sachs Group, Inc. (The), MTN, 4.25%, 1/29/26	GBP	1,400,000	2,233,988
Goldman Sachs Group, Inc. (The), VRN, 1.09%, 12/9/26		$2,060,000	2,067,528
Golub Capital BDC, Inc., 3.375%, 4/15/24		1,520,000	1,567,027
Macquarie Group Ltd., VRN, 1.34%, 1/12/27(1)		570,000	573,863
Morgan Stanley, MTN, VRN, 2.80%, 1/25/52		2,143,000	2,139,846
Owl Rock Capital Corp., 3.40%, 7/15/26		5,375,000	5,513,054
Owl Rock Technology Finance Corp., 4.75%, 12/15/25(1)		3,695,000	3,940,691
Owl Rock Technology Finance Corp., 3.75%, 6/17/26(1)		2,255,000	2,310,799
			44,395,307
Chemicals — 0.2%
CF Industries, Inc., 5.15%, 3/15/34		630,000	776,358
Dow Chemical Co. (The), 3.60%, 11/15/50		2,850,000	3,074,775
Westlake Chemical Corp., 3.375%, 6/15/30		1,000,000	1,094,504
			4,945,637
Commercial Services and Supplies — 0.2%
GFL Environmental, Inc., 4.00%, 8/1/28(1)		2,950,000	2,926,031
Waste Connections, Inc., 2.60%, 2/1/30		1,440,000	1,532,064
Waste Management, Inc., 2.50%, 11/15/50		400,000	376,493
			4,834,588
Communications Equipment — 0.1%
CommScope Technologies LLC, 5.00%, 3/15/27(1)		2,902,000	2,882,049
Construction and Engineering — 0.2%
Aeroporti di Roma SpA, MTN, 1.625%, 6/8/27	EUR	2,500,000	3,081,491
Quanta Services, Inc., 2.90%, 10/1/30		$830,000	887,912
			3,969,403
Construction Materials — 0.3%
Cemex SAB de CV, 5.20%, 9/17/30(1)		2,810,000	3,059,388
Cemex SAB de CV, 3.875%, 7/11/31(1)		3,000,000	3,007,500
Martin Marietta Materials, Inc., 2.50%, 3/15/30		739,000	785,004

Vulcan Materials Co., 3.50%, 6/1/30		710,000	808,177
			7,660,069
Consumer Finance — 0.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.15%, 2/15/24		593,000	621,949
Ally Financial, Inc., 5.75%, 11/20/25		3,720,000	4,334,619
Avolon Holdings Funding Ltd., 2.75%, 2/21/28(1)		1,865,000	1,825,541
Navient Corp., 4.875%, 3/15/28(3)		6,150,000	6,103,875
Park Aerospace Holdings Ltd., 5.50%, 2/15/24(1)		2,820,000	3,097,161
SLM Corp., 4.20%, 10/29/25		1,590,000	1,689,852
			17,672,997
Containers and Packaging — 0.5%
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 5.25%, 8/15/27(1)		4,800,000	4,980,192
Berry Global, Inc., 5.125%, 7/15/23		448,000	458,080
Berry Global, Inc., 1.57%, 1/15/26(1)		580,000	583,988
Berry Global, Inc., 4.875%, 7/15/26(1)		2,005,000	2,148,448
Crown Americas LLC / Crown Americas Capital Corp. V, 4.25%, 9/30/26		1,790,000	1,944,029
WRKCo, Inc., 3.00%, 9/15/24		648,000	697,841
			10,812,578
Diversified Financial Services — 0.4%
Deutsche Bank AG (New York), VRN, 3.73%, 1/14/32		5,680,000	5,656,071
Equitable Holdings, Inc., 5.00%, 4/20/48		541,000	697,250
GE Capital Funding LLC, 4.40%, 5/15/30(1)		1,170,000	1,358,149
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35		1,200,000	1,406,383
			9,117,853
Diversified Telecommunication Services — 1.1%
AT&T, Inc., 4.10%, 2/15/28		60,000	69,579
AT&T, Inc., 3.55%, 9/15/55(1)		1,779,000	1,706,086
AT&T, Inc., 3.80%, 12/1/57(1)		2,521,000	2,524,630
Deutsche Telekom AG, MTN, 1.375%, 7/5/34	EUR	1,100,000	1,487,395
Deutsche Telekom International Finance BV, MTN, 1.25%, 10/6/23	GBP	1,700,000	2,387,130
Koninklijke KPN NV, MTN, 5.75%, 9/17/29	GBP	1,400,000	2,360,928
Level 3 Financing, Inc., 3.625%, 1/15/29(1)		$2,900,000	2,890,974
Orange SA, MTN, 5.25%, 12/5/25	GBP	470,000	789,363
Telecom Italia SpA, 5.30%, 5/30/24(1)		$2,891,000	3,145,379
Telecom Italia SpA, MTN, 5.875%, 5/19/23	GBP	200,000	301,520
Telecom Italia SpA, MTN, 4.00%, 4/11/24	EUR	2,200,000	2,891,441
Telefonica Emisiones SA, 5.46%, 2/16/21		$827,000	828,641
Verizon Communications, Inc., 4.40%, 11/1/34		800,000	979,151
Verizon Communications, Inc., 2.65%, 11/20/40		1,574,000	1,536,368
			23,898,585
Electric Utilities — 1.4%
AEP Texas, Inc., 2.10%, 7/1/30		1,750,000	1,807,339
Berkshire Hathaway Energy Co., 3.50%, 2/1/25		797,000	876,561
Berkshire Hathaway Energy Co., 3.80%, 7/15/48		950,000	1,096,852
Commonwealth Edison Co., 3.20%, 11/15/49		640,000	695,538
DPL, Inc., 4.125%, 7/1/25(1)		1,180,000	1,261,125
DTE Electric Co., 2.25%, 3/1/30		820,000	869,478
Duke Energy Corp., 2.65%, 9/1/26		400,000	432,645
Duke Energy Florida LLC, 1.75%, 6/15/30		1,360,000	1,372,211
Duke Energy Progress LLC, 4.15%, 12/1/44		280,000	346,096
Duke Energy Progress LLC, 3.70%, 10/15/46		1,260,000	1,468,884
EDP Finance BV, 1.71%, 1/24/28(1)		1,890,000	1,881,927
Entergy Texas, Inc., 1.75%, 3/15/31		870,000	863,707
Exelon Corp., 4.45%, 4/15/46		780,000	959,739
FEL Energy VI Sarl, 5.75%, 12/1/40(1)		3,240,000	3,380,535

Florida Power & Light Co., 4.125%, 2/1/42	680,000	846,012
Florida Power & Light Co., 3.15%, 10/1/49	380,000	422,794
IPALCO Enterprises, Inc., 4.25%, 5/1/30(1)	1,650,000	1,890,389
MidAmerican Energy Co., 4.40%, 10/15/44	365,000	463,504
Nevada Power Co., 2.40%, 5/1/30	581,000	618,174
NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27	800,000	912,359
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(1)	915,000	1,017,937
Northern States Power Co., 2.60%, 6/1/51	370,000	375,374
NRG Energy, Inc., 2.00%, 12/2/25(1)	2,130,000	2,211,509
Oncor Electric Delivery Co. LLC, 3.10%, 9/15/49	380,000	421,125
PacifiCorp, 2.70%, 9/15/30	243,000	264,201
PacifiCorp, 3.30%, 3/15/51	870,000	961,481
Potomac Electric Power Co., 3.60%, 3/15/24	50,000	54,145
Southern California Edison Co., 2.95%, 2/1/51	380,000	364,771
Southern Co. Gas Capital Corp., 1.75%, 1/15/31	760,000	752,196
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	695,000	794,569
Star Energy Geothermal Darajat II / Star Energy Geothermal Salak, 4.85%, 10/14/38(1)	1,160,000	1,299,200
Virginia Electric and Power Co., 2.45%, 12/15/50	613,000	585,548
Xcel Energy, Inc., 3.40%, 6/1/30	810,000	916,247
		32,484,172
Energy Equipment and Services†
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc., 3.14%, 11/7/29	485,000	530,101
Entertainment — 0.3%
Netflix, Inc., 3.625%, 6/15/25(1)	4,234,000	4,607,121
Netflix, Inc., 4.875%, 4/15/28	1,000,000	1,172,200
		5,779,321
Equity Real Estate Investment Trusts (REITs) — 1.5%
Alexandria Real Estate Equities, Inc., 4.70%, 7/1/30	220,000	269,796
Equinix, Inc., 5.375%, 5/15/27	1,685,000	1,829,427
Federal Realty Investment Trust, 3.625%, 8/1/46	2,490,000	2,577,950
Healthcare Trust of America Holdings LP, 2.00%, 3/15/31	1,605,000	1,598,781
Highwoods Realty LP, 2.60%, 2/1/31	1,945,000	1,978,872
Host Hotels & Resorts LP, 3.75%, 10/15/23	2,625,000	2,781,413
Host Hotels & Resorts LP, 4.50%, 2/1/26	810,000	891,916
Hudson Pacific Properties LP, 3.95%, 11/1/27	275,000	303,248
Hudson Pacific Properties LP, 3.25%, 1/15/30	716,000	757,309
Iron Mountain, Inc., 5.00%, 7/15/28(1)	4,577,000	4,815,919
Kilroy Realty LP, 3.80%, 1/15/23	40,000	41,963
MPT Operating Partnership LP / MPT Finance Corp., 5.00%, 10/15/27	5,365,000	5,696,423
National Health Investors, Inc., 3.00%, 2/1/31	2,275,000	2,261,529
Omega Healthcare Investors, Inc., 3.375%, 2/1/31	1,060,000	1,106,117
Realty Income Corp., 3.25%, 1/15/31	615,000	685,998
Simon Property Group LP, 1.75%, 2/1/28	870,000	874,811
Spirit Realty LP, 3.20%, 2/15/31	2,585,000	2,720,237
STORE Capital Corp., 2.75%, 11/18/30	2,561,000	2,601,451
Welltower, Inc., 2.75%, 1/15/31	910,000	960,787
		34,753,947
Food and Staples Retailing — 0.9%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.25%, 3/15/26(1)	670,000	675,862
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.875%, 2/15/30(1)	3,302,000	3,532,449
CK Hutchison International 20 Ltd., 2.50%, 5/8/30(1)	1,500,000	1,563,992
Costco Wholesale Corp., 1.60%, 4/20/30	1,030,000	1,037,252
Kroger Co. (The), 1.70%, 1/15/31	680,000	674,469
Kroger Co. (The), 3.875%, 10/15/46	530,000	606,281

Sysco Corp., 5.95%, 4/1/30		2,270,000	2,935,809
United Natural Foods, Inc., 6.75%, 10/15/28(1)		2,670,000	2,826,862
Walmart, Inc., 0.18%, 7/15/22	JPY	750,000,000	7,146,039
			20,999,015
Food Products — 0.8%
Kraft Heinz Foods Co., 3.875%, 5/15/27		$300,000	328,800
Kraft Heinz Foods Co., 3.75%, 4/1/30		840,000	903,406
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(1)		3,740,000	3,905,682
MARB BondCo plc, 3.95%, 1/29/31(1)		4,400,000	4,387,900
Post Holdings, Inc., 4.625%, 4/15/30(1)		4,540,000	4,711,249
US Foods, Inc., 4.75%, 2/15/29(1)(3)		4,850,000	4,868,188
			19,105,225
Gas Utilities — 0.1%
Infraestructura Energetica Nova SAB de CV, 4.75%, 1/15/51(1)		2,100,000	2,245,278
Health Care Equipment and Supplies — 0.1%
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30		820,000	902,306
Zimmer Biomet Holdings, Inc., 3.55%, 3/20/30		625,000	701,789
			1,604,095
Health Care Providers and Services — 1.5%
Acadia Healthcare Co., Inc., 5.625%, 2/15/23		1,775,000	1,784,549
Catalent Pharma Solutions, Inc., 5.00%, 7/15/27(1)		4,525,000	4,775,866
Centene Corp., 4.625%, 12/15/29		920,000	1,021,200
Centene Corp., 3.375%, 2/15/30		2,056,000	2,156,878
Cigna Corp., 2.40%, 3/15/30		820,000	855,555
CVS Health Corp., 4.30%, 3/25/28		649,000	762,863
CVS Health Corp., 1.75%, 8/21/30		1,580,000	1,557,446
CVS Health Corp., 4.78%, 3/25/38		320,000	396,325
DaVita, Inc., 4.625%, 6/1/30(1)		4,800,000	5,044,536
IQVIA, Inc., 5.00%, 5/15/27(1)		4,330,000	4,567,471
Tenet Healthcare Corp., 6.75%, 6/15/23		1,630,000	1,770,180
Tenet Healthcare Corp., 6.125%, 10/1/28(1)		5,505,000	5,760,212
UnitedHealth Group, Inc., 4.75%, 7/15/45		380,000	514,575
Universal Health Services, Inc., 2.65%, 10/15/30(1)		4,000,000	4,065,460
			35,033,116
Hotels, Restaurants and Leisure — 0.7%
1011778 BC ULC / New Red Finance, Inc., 4.375%, 1/15/28(1)		2,850,000	2,911,816
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/32(1)(3)		2,435,000	2,412,513
International Game Technology plc, 5.25%, 1/15/29(1)		1,810,000	1,935,080
Las Vegas Sands Corp., 3.90%, 8/8/29		2,470,000	2,594,509
Marriott International, Inc., 3.50%, 10/15/32		2,842,000	3,023,392
McDonald's Corp., MTN, 4.70%, 12/9/35		520,000	666,097
Scientific Games International, Inc., 7.25%, 11/15/29(1)		1,600,000	1,726,704
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/29(1)(3)		1,633,000	1,628,917
			16,899,028
Household Durables — 0.6%
D.R. Horton, Inc., 2.50%, 10/15/24		800,000	851,002
KB Home, 4.80%, 11/15/29		3,210,000	3,541,705
Lennar Corp., 4.75%, 11/29/27		1,010,000	1,194,921
Mattamy Group Corp., 4.625%, 3/1/30(1)		3,320,000	3,450,210
MDC Holdings, Inc., 3.85%, 1/15/30		1,740,000	1,903,943
Toll Brothers Finance Corp., 4.35%, 2/15/28		1,117,000	1,243,847
Toll Brothers Finance Corp., 3.80%, 11/1/29		1,450,000	1,573,250
			13,758,878
Household Products — 0.1%
Energizer Holdings, Inc., 4.75%, 6/15/28(1)		1,058,000	1,104,023

Industrial Conglomerates — 0.2%
Carlisle Cos., Inc., 2.75%, 3/1/30		810,000	856,714
General Electric Co., 4.35%, 5/1/50		1,650,000	1,909,098
Siemens Financieringsmaatschappij NV, MTN, 1.00%, 2/20/25	GBP	1,800,000	2,528,411
			5,294,223
Insurance — 0.7%
Athene Global Funding, 1.45%, 1/8/26(1)		$2,840,000	2,844,308
Athene Global Funding, 2.55%, 11/19/30(1)		2,200,000	2,225,038
Athene Holding Ltd., 3.50%, 1/15/31		2,100,000	2,211,396
Credit Agricole Assurances SA, VRN, 2.625%, 1/29/48	EUR	1,300,000	1,690,207
Liberty Mutual Group, Inc., 4.30%, 2/1/61(1)(3)		$1,520,000	1,499,954
Nippon Life Insurance Co., VRN, 2.75%, 1/21/51(1)		1,760,000	1,752,446
Northwestern Mutual Global Funding, 0.80%, 1/14/26(1)		2,062,000	2,069,975
Teachers Insurance & Annuity Association of America, 3.30%, 5/15/50(1)		720,000	766,303
			15,059,627
Internet and Direct Marketing Retail — 0.1%
QVC, Inc., 4.375%, 9/1/28		2,850,000	2,969,344
IT Services — 0.1%
Fiserv, Inc., 3.50%, 7/1/29		448,000	505,645
International Business Machines Corp., 3.50%, 5/15/29		1,620,000	1,844,548
			2,350,193
Machinery — 0.3%
Cummins, Inc., 2.60%, 9/1/50		1,120,000	1,103,063
GrafTech Finance, Inc., 4.625%, 12/15/28(1)		1,930,000	1,956,537
Westinghouse Air Brake Technologies Corp., 3.20%, 6/15/25		750,000	806,120
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/28		2,364,000	2,805,230
			6,670,950
Media — 3.0%
AMC Networks, Inc., 4.25%, 2/15/29(3)		3,290,000	3,279,340
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27(1)		3,682,000	3,876,391
CCO Holdings LLC / CCO Holdings Capital Corp., 4.25%, 2/1/31(1)		8,675,000	8,900,116
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.80%, 3/1/50		1,790,000	2,040,068
Comcast Corp., 2.35%, 1/15/27		2,550,000	2,733,919
Comcast Corp., 3.20%, 7/15/36		1,299,000	1,439,551
Comcast Corp., 3.75%, 4/1/40		295,000	344,209
CSC Holdings LLC, 4.625%, 12/1/30(1)		2,785,000	2,844,557
Discovery Communications LLC, 5.20%, 9/20/47		1,820,000	2,316,337
Lamar Media Corp., 3.75%, 2/15/28		5,605,000	5,697,959
Sinclair Television Group, Inc., 4.125%, 12/1/30(1)		3,750,000	3,742,969
Sirius XM Radio, Inc., 5.00%, 8/1/27(1)		9,300,000	9,788,250
TEGNA, Inc., 4.75%, 3/15/26(1)		690,000	732,262
TEGNA, Inc., 4.625%, 3/15/28(1)		9,427,000	9,561,240
Time Warner Cable LLC, 4.50%, 9/15/42		1,156,000	1,316,672
ViacomCBS, Inc., 4.375%, 3/15/43		720,000	836,432
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/28(1)		6,025,000	6,302,150
VTR Finance NV, 6.375%, 7/15/28(1)		3,070,000	3,334,097
			69,086,519
Metals and Mining — 0.5%
Freeport-McMoRan, Inc., 4.625%, 8/1/30		1,240,000	1,378,942
Minera Mexico SA de CV, 4.50%, 1/26/50(1)		2,200,000	2,495,614
Newcrest Finance Pty Ltd., 4.20%, 5/13/50(1)		380,000	453,858
Novelis Corp., 4.75%, 1/30/30(1)		1,283,000	1,349,556
Steel Dynamics, Inc., 3.45%, 4/15/30		405,000	452,166
Steel Dynamics, Inc., 3.25%, 1/15/31		1,890,000	2,083,157

Teck Resources Ltd., 3.90%, 7/15/30		720,000	798,358
Teck Resources Ltd., 6.25%, 7/15/41		1,200,000	1,534,423
			10,546,074
Multi-Utilities — 0.5%
Ameren Corp., 3.50%, 1/15/31		1,243,000	1,411,265
CenterPoint Energy, Inc., 4.25%, 11/1/28		1,020,000	1,200,993
Centrica plc, VRN, 5.25%, 4/10/75	GBP	2,550,000	3,803,546
Dominion Energy, Inc., 4.90%, 8/1/41		$750,000	960,198
NiSource, Inc., 5.65%, 2/1/45		567,000	795,548
Sempra Energy, 3.25%, 6/15/27		770,000	857,362
WEC Energy Group, Inc., 1.375%, 10/15/27		1,240,000	1,252,364
			10,281,276
Multiline Retail — 0.1%
7-Eleven, Inc., 2.80%, 2/10/51(1)(3)		442,000	438,057
Marks & Spencer plc, 4.50%, 7/10/27	GBP	1,400,000	2,009,158
Target Corp., 2.35%, 2/15/30		$390,000	418,143
			2,865,358
Oil, Gas and Consumable Fuels — 2.1%
Aker BP ASA, 3.75%, 1/15/30(1)		1,850,000	1,966,751
Aker BP ASA, 4.00%, 1/15/31(1)		650,000	699,586
Boardwalk Pipelines LP, 3.40%, 2/15/31		941,000	980,811
BP Capital Markets America, Inc., 2.94%, 6/4/51		875,000	846,134
Chevron Corp., 2.00%, 5/11/27		550,000	577,499
Diamondback Energy, Inc., 4.75%, 5/31/25		620,000	702,166
Diamondback Energy, Inc., 3.50%, 12/1/29		1,010,000	1,073,903
Ecopetrol SA, 5.875%, 5/28/45		2,060,000	2,339,954
Energy Transfer Operating LP, 3.60%, 2/1/23		949,000	992,528
Energy Transfer Operating LP, 4.90%, 3/15/35		450,000	490,111
Enterprise Products Operating LLC, 4.85%, 3/15/44		1,365,000	1,658,872
EQM Midstream Partners LP, 4.50%, 1/15/29(1)		1,525,000	1,474,820
Equinor ASA, 3.25%, 11/18/49		320,000	339,193
Exxon Mobil Corp., 1.57%, 4/15/23		900,000	924,719
Gazprom PJSC via Gaz Finance plc, 3.25%, 2/25/30(1)		3,500,000	3,543,893
Geopark Ltd., 6.50%, 9/21/24		2,765,000	2,865,231
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 2/1/29(1)		1,083,000	1,103,247
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39		1,290,000	1,681,148
Medco Bell Pte Ltd., 6.375%, 1/30/27(1)		3,500,000	3,563,035
MPLX LP, 2.65%, 8/15/30		1,500,000	1,536,507
MPLX LP, 4.50%, 4/15/38		350,000	391,729
MPLX LP, 5.20%, 3/1/47		548,000	652,951
Ovintiv, Inc., 6.50%, 2/1/38		440,000	524,934
Petrobras Global Finance BV, 5.60%, 1/3/31		900,000	1,005,975
Petroleos Mexicanos, 6.375%, 2/4/21		1,360,000	1,361,530
Petroleos Mexicanos, 6.875%, 10/16/25(1)		640,000	698,240
Petroleos Mexicanos, 5.95%, 1/28/31		6,000,000	5,693,400
Petroleos Mexicanos, 6.625%, 6/15/35		1,290,000	1,214,535
Plains All American Pipeline LP / PAA Finance Corp., 3.80%, 9/15/30		1,130,000	1,196,571
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25		2,185,000	2,550,144
Sabine Pass Liquefaction LLC, 4.50%, 5/15/30(1)		1,020,000	1,189,577
Sunoco Logistics Partners Operations LP, 4.00%, 10/1/27		690,000	760,866
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.875%, 1/15/29		589,000	651,213
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 5/15/30		580,000	638,620
Williams Cos., Inc. (The), 4.55%, 6/24/24		1,040,000	1,159,764
			49,050,157

Paper and Forest Products†
Georgia-Pacific LLC, 2.10%, 4/30/27(1)		920,000	972,033

Pharmaceuticals — 0.5%
AdaptHealth LLC, 4.625%, 8/1/29(1)		1,525,000	1,559,526
Bayer AG, VRN, 2.375%, 11/12/79	EUR	1,800,000	2,202,714
Bristol-Myers Squibb Co., 2.55%, 11/13/50		$1,678,000	1,625,649
Elanco Animal Health, Inc., 5.90%, 8/28/28		2,460,000	2,946,158
Viatris, Inc., 2.70%, 6/22/30(1)		1,791,000	1,883,633
Viatris, Inc., 4.00%, 6/22/50(1)		1,007,000	1,124,925
			11,342,605
Real Estate Management and Development — 0.3%
Howard Hughes Corp. (The), 4.375%, 2/1/31(1)(3)		3,293,000	3,292,292
Realogy Group LLC / Realogy Co-Issuer Corp., 5.75%, 1/15/29(1)		3,116,000	3,186,110
			6,478,402
Road and Rail — 0.4%
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45		1,007,000	1,253,629
CSX Corp., 3.25%, 6/1/27		475,000	532,920
CSX Corp., 2.50%, 5/15/51		875,000	818,111
DAE Funding LLC, 3.375%, 3/20/28(1)		2,470,000	2,544,100
Norfolk Southern Corp., 3.15%, 6/1/27		780,000	867,238
Norfolk Southern Corp., 3.05%, 5/15/50		460,000	484,528
Union Pacific Corp., 2.40%, 2/5/30		910,000	965,194
Union Pacific Corp., MTN, 3.55%, 8/15/39		1,400,000	1,581,974
			9,047,694
Semiconductors and Semiconductor Equipment — 0.2%
Broadcom, Inc., 1.95%, 2/15/28(1)		1,660,000	1,666,884
Broadcom, Inc., 4.15%, 11/15/30		2,368,000	2,687,569
Microchip Technology, Inc., 2.67%, 9/1/23(1)		990,000	1,035,790
			5,390,243
Software — 0.1%
Oracle Corp., 4.00%, 7/15/46		2,355,000	2,769,925
Specialty Retail — 0.2%
Home Depot, Inc. (The), 3.90%, 6/15/47		630,000	772,451
Home Depot, Inc. (The), 2.375%, 3/15/51		540,000	511,716
LBM Acquisition LLC, 6.25%, 1/15/29(1)		1,905,000	1,930,622
Lowe's Cos., Inc., 1.30%, 4/15/28		1,007,000	1,000,803
			4,215,592
Technology Hardware, Storage and Peripherals — 0.3%
Dell International LLC / EMC Corp., 5.45%, 6/15/23(1)		2,618,000	2,876,820
EMC Corp., 3.375%, 6/1/23		3,750,000	3,905,963
Seagate HDD Cayman, 4.875%, 3/1/24		537,000	580,349
			7,363,132
Thrifts and Mortgage Finance — 0.3%
Nationwide Building Society, MTN, VRN, 2.00%, 7/25/29	EUR	3,700,000	4,694,417
PennyMac Financial Services, Inc., 5.375%, 10/15/25(1)		$2,925,000	3,067,594
			7,762,011
Trading Companies and Distributors — 0.2%
Air Lease Corp., MTN, 2.875%, 1/15/26		961,000	1,013,827
Aircastle Ltd., 5.25%, 8/11/25(1)		2,139,000	2,385,449
			3,399,276
Transportation Infrastructure — 0.1%
Rumo Luxembourg Sarl, 5.25%, 1/10/28(1)		1,200,000	1,291,020
Water Utilities — 0.1%
Essential Utilities, Inc., 2.70%, 4/15/30		1,410,000	1,512,220

Wireless Telecommunication Services — 0.6%
Sprint Corp., 7.625%, 2/15/25		3,310,000	3,959,588
T-Mobile USA, Inc., 2.625%, 2/15/29		5,266,000	5,291,698
Vodafone Group plc, 4.375%, 2/19/43		960,000	1,151,540
Vodafone Group plc, VRN, 4.20%, 10/3/78	EUR	2,000,000	2,769,167
			13,171,993
TOTAL CORPORATE BONDS (Cost $679,261,900)			701,913,118
COLLATERALIZED LOAN OBLIGATIONS — 5.4%
Anchorage Credit Opportunities CLO 1 Ltd., Series 2019-1A, Class B1, VRN, 3.12%, (3-month LIBOR plus 2.90%), 1/20/32(1)		$8,850,000	8,930,650
Ares LVI CLO Ltd., Series 2020-56A, Class C, VRN, 2.61%, (3-month LIBOR plus 2.40%), 10/25/31(1)		4,625,000	4,639,167
Ares XXXIIR CLO Ltd., Series 2014-32RA, Class A2A, VRN, 1.77%, (3-month LIBOR plus 1.55%), 5/15/30(1)		3,690,000	3,715,286
Ares XXXIV CLO Ltd., Series 2015-2A, Class BR2, VRN, 1.82%, (3-month LIBOR plus 1.60%), 4/17/33(1)		5,650,000	5,604,041
Bean Creek CLO Ltd., Series 2015-1A, Class BR, VRN, 1.67%, (3-month LIBOR plus 1.45%), 4/20/31(1)		4,700,000	4,560,974
CBAM Ltd., Series 2018-5A, Class B1, VRN, 1.62%, (3-month LIBOR plus 1.40%), 4/17/31(1)		4,684,800	4,697,454
Dryden 50 Senior Loan Fund, Series 2017-50A, Class A1, VRN, 1.46%, (3-month LIBOR plus 1.22%), 7/15/30(1)		3,800,000	3,813,080
Dryden 72 CLO Ltd., Series 2019-72A, Class C, VRN, 2.87%, (3-month LIBOR plus 2.65%), 5/15/32(1)		4,050,000	4,091,782
Elmwood CLO IV Ltd., Series 2020-1A, Class C, VRN, 2.29%, (3-month LIBOR plus 2.05%), 4/15/33(1)		3,250,000	3,248,539
Elmwood CLO IV Ltd., Series 2020-1A, Class D, VRN, 3.39%, (3-month LIBOR plus 3.15%), 4/15/33(1)		3,700,000	3,728,496
Elmwood CLO V Ltd., Series 2020-2A, Class C, VRN, 2.97%, (3-month LIBOR plus 2.75%), 7/24/31(1)		5,400,000	5,468,888
Elmwood CLO VII Ltd., Series 2020-4A, Class C, VRN, 2.40%, (3-month LIBOR plus 2.25%), 1/17/34(1)		3,275,000	3,288,676
Elmwood CLO VII Ltd., Series 21-1A, Class D, VRN, 3.20%, (3-month LIBOR plus 3.00%), 1/20/34(1)(3)		6,000,000	6,000,000
Flatiron CLO 20 Ltd., Series 2020-1A, Class C, VRN, 2.70%, (3-month LIBOR plus 2.45%), 11/20/33(1)		3,950,000	3,965,982
Goldentree Loan Management US CLO 5 Ltd., Series 2019-5A, Class A, VRN, 1.52%, (3-month LIBOR plus 1.30%), 10/20/32(1)		4,175,000	4,201,409
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 1.34%, (3-month LIBOR plus 1.12%), 7/20/31(1)		3,025,000	3,038,866
Kayne CLO 9 Ltd., Series 2020-9A, Class C, VRN, 2.84%, (3-month LIBOR plus 2.60%), 1/15/34(1)		3,750,000	3,781,205
KKR CLO Ltd., Series 2022A, Class B, VRN, 1.82%, (3-month LIBOR plus 1.60%), 7/20/31(1)		4,000,000	3,950,734
Madison Park Funding XXII Ltd., Series 2016-22A, Class BR, VRN, 1.84%, (3-month LIBOR plus 1.60%), 1/15/33(1)		3,750,000	3,770,608
Magnetite VIII Ltd., Series 2014-8A, Class BR2, VRN, 1.74%, (3-month LIBOR plus 1.50%), 4/15/31(1)		3,750,000	3,741,066
Magnetite XIV-R Ltd., Series 2015-14RA, Class B, VRN, 1.82%, (3-month LIBOR plus 1.60%), 10/18/31(1)		3,850,000	3,816,056
Magnetite XXV Ltd., Series 2020-25A, Class C, VRN, 2.35%, (3-month LIBOR plus 2.10%), 1/25/32(1)		5,200,000	5,240,495
Neuberger Berman Loan Advisers CLO 34 Ltd., Series 2019-34A, Class C1, VRN, 2.82%, (3-month LIBOR plus 2.60%), 1/20/33(1)		4,485,000	4,558,346
OHA Credit Funding 7 Ltd., Series 2020-7A, Class B, VRN, 1.92%, (3-month LIBOR plus 1.70%), 10/19/32(1)		3,750,000	3,778,202
Parallel Ltd., Series 2020-1A, Class A1, VRN, 2.05%, (3-month LIBOR plus 1.83%), 7/20/31(1)		5,100,000	5,137,544
Reese Park CLO Ltd., Series 2020-1A, Class C1, VRN, 2.69%, (3-month LIBOR plus 2.45%), 10/15/32(1)		3,650,000	3,671,401
Rockford Tower CLO Ltd., Series 2020-1A, Class C, VRN, 2.60%, (3-month LIBOR plus 2.35%), 1/20/32(1)		4,000,000	4,012,694
Symphony CLO XXII Ltd., Series 2020-22A, Class B, VRN, 1.92%, (3-month LIBOR plus 1.70%), 4/18/33(1)		4,750,000	4,789,385
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $122,145,760)			123,241,026
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 5.2%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.3%
FHLMC, VRN, 2.86%, (1-year H15T1Y plus 2.25%), 9/1/35		631,060	669,132
FHLMC, VRN, 3.13%, (12-month LIBOR plus 1.77%), 2/1/38		1,887	2,002
FHLMC, VRN, 3.72%, (12-month LIBOR plus 1.87%), 6/1/38		752	795
FHLMC, VRN, 2.34%, (12-month LIBOR plus 1.63%), 8/1/46		814,581	844,986
FNMA, VRN, 1.82%, (6-month LIBOR plus 1.57%), 6/1/35		353,213	368,571
FNMA, VRN, 1.82%, (6-month LIBOR plus 1.57%), 6/1/35		361,923	377,670
FNMA, VRN, 1.87%, (6-month LIBOR plus 1.54%), 9/1/35		743,913	775,309
FNMA, VRN, 2.32%, (12-month LIBOR plus 1.77%), 10/1/40		1,285	1,340

FNMA, VRN, 2.34%, (12-month LIBOR plus 1.59%), 8/1/45	32,484	33,616
FNMA, VRN, 3.18%, (12-month LIBOR plus 1.61%), 3/1/47	1,875,756	1,961,016
FNMA, VRN, 3.13%, (12-month LIBOR plus 1.61%), 4/1/47	1,133,258	1,183,776
FNMA, VRN, 3.25%, (12-month LIBOR plus 1.62%), 5/1/47	1,262,066	1,324,851
		7,543,064
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 4.9%
FHLMC, 6.00%, 2/1/38	1,307	1,574
FHLMC, 4.00%, 12/1/40	3,758	4,163
FHLMC, 4.00%, 10/1/48	3,729,627	3,990,625
FNMA, 5.00%, 7/1/31	13,992	15,859
FNMA, 5.50%, 5/1/33	4,087	4,751
FNMA, 5.00%, 9/1/33	547,730	631,254
FNMA, 5.00%, 11/1/33	3,826	4,358
FNMA, 5.00%, 9/1/35	9,278	10,734
FNMA, 6.00%, 4/1/37	5,225	6,292
FNMA, 6.00%, 7/1/37	5,733	6,877
FNMA, 6.00%, 8/1/37	3,407	4,103
FNMA, 5.50%, 1/1/39	7,229	8,485
FNMA, 5.50%, 3/1/39	842	989
FNMA, 4.50%, 5/1/39	1,061,335	1,194,620
FNMA, 5.00%, 8/1/39	2,366	2,752
FNMA, 4.50%, 3/1/40	1,106,744	1,232,698
FNMA, 5.00%, 8/1/40	562,397	640,149
FNMA, 3.50%, 10/1/40	1,497,666	1,629,186
FNMA, 3.50%, 12/1/40	18,483	20,106
FNMA, 4.50%, 9/1/41	9,584	10,730
FNMA, 3.50%, 12/1/41	90,607	98,455
FNMA, 3.50%, 5/1/42	29,343	32,102
FNMA, 3.50%, 6/1/42	16,422	18,056
FNMA, 3.50%, 8/1/42	114,906	125,669
FNMA, 3.50%, 9/1/42	10,111	11,062
FNMA, 3.50%, 12/1/42	157,332	172,128
FNMA, 4.00%, 2/1/46	230,594	251,694
FNMA, 3.50%, 7/1/47	6,266,366	6,705,201
FNMA, 4.50%, 7/1/48	1,259,564	1,374,336
GNMA, 3.00%, TBA	30,000,000	31,457,813
GNMA, 6.00%, 7/15/33	2,573	3,079
GNMA, 5.00%, 3/20/36	16,785	19,128
GNMA, 5.50%, 1/15/39	2,582	3,040
GNMA, 5.50%, 9/15/39	11,591	13,382
GNMA, 4.50%, 10/15/39	4,263	4,838
GNMA, 5.00%, 10/15/39	6,962	8,002
GNMA, 4.50%, 1/15/40	4,947	5,543
GNMA, 4.00%, 12/15/40	6,312	6,906
GNMA, 4.50%, 12/15/40	21,414	24,205
GNMA, 4.50%, 7/20/41	905,352	1,016,521
GNMA, 3.50%, 6/20/42	3,469,646	3,773,877
GNMA, 3.50%, 4/20/45	21,739	23,313
GNMA, 4.00%, 9/20/45	51,859	57,038
GNMA, 3.50%, 3/15/46	561,576	603,512
GNMA, 2.50%, 7/20/46	3,241,473	3,439,208
GNMA, 2.50%, 8/20/46	112,469	119,103
GNMA, 2.50%, 2/20/47	509,640	540,638
UMBS, 2.50%, TBA	33,500,000	35,301,934

UMBS, 3.00%, TBA	17,000,000	17,881,875
		112,511,963
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $118,861,498)		120,055,027

COLLATERALIZED MORTGAGE OBLIGATIONS — 3.7%
Private Sponsor Collateralized Mortgage Obligations — 1.5%
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 3.10%, 11/25/34	335,311	334,427
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.37%, (1-year H15T1Y plus 2.25%), 2/25/36	350,512	361,811
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 2.22%, 8/25/34	733,272	745,875
Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 2M2, VRN, 3.78%, (1-month LIBOR plus 3.65%), 2/25/40(1)	2,100,000	2,183,286
JPMorgan Mortgage Trust, Series 2006-S1, Class 1A2 SEQ, 6.50%, 4/25/36	261,570	286,040
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 3.17%, 11/21/34	468,057	484,877
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 2.32%, 11/25/35	36,965	36,650
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.96%, 2/25/35	428,129	451,412
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 2.96%, 2/25/35	220,139	232,917
Radnor Re Ltd., Series 2018-1, Class M2, VRN, 2.83%, (1-month LIBOR plus 2.70%), 3/25/28(1)	12,500,000	12,572,400
Sequoia Mortgage Trust, Series 2018-CH2, Class A12 SEQ, VRN, 4.00%, 6/25/48(1)	1,139,981	1,144,802
STACR Trust, Series 2018-DNA3, Class M2, VRN, 2.23%, (1-month LIBOR plus 2.10%), 9/25/48(1)	5,500,000	5,526,274
Starwood Mortgage Residential Trust, Series 20-2 Class B2E, 3.00%, 4/25/60	5,000,000	5,025,556
Starwood Mortgage Residential Trust, Series 2020-3, Class M1 SEQ, VRN, 3.54%, 4/25/65(1)	3,529,000	3,641,867
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.47%, 7/25/34	733,368	751,264
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, VRN, 3.97%, 4/25/36	662,148	621,716
		34,401,174
U.S. Government Agency Collateralized Mortgage Obligations — 2.2%
FHLMC, Series 2013-DN2, Class M2, VRN, 4.38%, (1-month LIBOR plus 4.25%), 11/25/23	2,558,933	2,583,814
FHLMC, Series 2014-DN2, Class M3, VRN, 3.73%, (1-month LIBOR plus 3.60%), 4/25/24	3,349,252	3,353,613
FHLMC, Series 2014-HQ3, Class M3, VRN, 4.88%, (1-month LIBOR plus 4.75%), 10/25/24	1,524,687	1,551,015
FHLMC, Series 2015-HQ2, Class M3, VRN, 3.38%, (1-month LIBOR plus 3.25%), 5/25/25	1,771,264	1,810,661
FHLMC, Series 2016-DNA3, Class M3, VRN, 5.13%, (1-month LIBOR plus 5.00%), 12/25/28	4,096,769	4,319,896
FHLMC, Series 2016-HQA3, Class M2, VRN, 1.48%, (1-month LIBOR plus 1.35%), 3/25/29	128,210	128,465
FNMA, Series 2013-C01, Class M2, VRN, 5.38%, (1-month LIBOR plus 5.25%), 10/25/23	5,072,030	5,259,999
FNMA, Series 2014-C02, Class 1M2, VRN, 2.73%, (1-month LIBOR plus 2.60%), 5/25/24	2,717,110	2,685,029
FNMA, Series 2014-C02, Class 2M2, VRN, 2.73%, (1-month LIBOR plus 2.60%), 5/25/24	3,335,737	3,383,118
FNMA, Series 2014-C03, Class 1M2, VRN, 3.13%, (1-month LIBOR plus 3.00%), 7/25/24	656,438	649,934
FNMA, Series 2015-C03, Class 1M2, VRN, 5.13%, (1-month LIBOR plus 5.00%), 7/25/25	5,333,711	5,491,373
FNMA, Series 2015-C04, Class 1M2, VRN, 5.83%, (1-month LIBOR plus 5.70%), 4/25/28	1,772,530	1,890,455
FNMA, Series 2016-C03, Class 2M2, VRN, 6.03%, (1-month LIBOR plus 5.90%), 10/25/28	878,843	928,472
FNMA, Series 2016-C06, Class 1M2, VRN, 4.38%, (1-month LIBOR plus 4.25%), 4/25/29	4,117,111	4,294,431
FNMA, Series 2017-C03, Class 1M2, VRN, 3.13%, (1-month LIBOR plus 3.00%), 10/25/29	4,986,741	5,105,969
FNMA, Series 2017-C06, Class 2M2, VRN, 2.93%, (1-month LIBOR plus 2.80%), 2/25/30	2,862,746	2,913,073
FNMA, Series 2017-C07, Class 1M2, VRN, 2.53%, (1-month LIBOR plus 2.40%), 5/25/30	3,984,216	4,024,747
		50,374,064
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $82,606,646)		84,775,238
U.S. TREASURY SECURITIES — 3.3%
U.S. Treasury Bonds, 4.50%, 5/15/38	650,000	954,205
U.S. Treasury Bonds, 3.50%, 2/15/39	50,000	65,895
U.S. Treasury Bonds, 1.125%, 5/15/40(4)	4,500,000	4,119,609
U.S. Treasury Bonds, 1.375%, 11/15/40(4)	19,000,000	18,107,891
U.S. Treasury Bonds, 3.00%, 5/15/42	400,000	497,031
U.S. Treasury Bonds, 2.875%, 5/15/43	100,000	121,969
U.S. Treasury Bonds, 3.75%, 11/15/43(4)	500,000	694,746

U.S. Treasury Bonds, 3.00%, 11/15/44	300,000	374,004
U.S. Treasury Bonds, 2.50%, 2/15/45(4)	720,000	825,750
U.S. Treasury Bonds, 3.00%, 5/15/45	800,000	999,062
U.S. Treasury Bonds, 2.50%, 5/15/46(4)	1,150,000	1,320,164
U.S. Treasury Bonds, 2.25%, 8/15/49(4)	2,250,000	2,469,111
U.S. Treasury Bonds, 2.375%, 11/15/49(4)	600,000	676,008
U.S. Treasury Bonds, 1.25%, 5/15/50(4)	5,000,000	4,328,516
U.S. Treasury Bonds, 1.375%, 8/15/50(4)	3,500,000	3,128,398
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	5,637,000	5,884,339
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/30	10,114,500	11,334,446
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/30	17,254,490	19,417,758
TOTAL U.S. TREASURY SECURITIES (Cost $76,778,351)		75,318,902
ASSET-BACKED SECURITIES — 3.0%
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(1)	990,347	1,017,438
BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class A SEQ, 3.28%, 9/26/33(1)	1,308,539	1,366,025
FirstKey Homes Trust, Series 2020-SFR1, Class C, 1.94%, 9/17/25(1)	4,057,000	4,112,141
FirstKey Homes Trust, Series 2020-SFR2, Class E, 2.67%, 10/19/37(1)	13,400,000	13,714,375
Goodgreen Trust, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(1)	2,280,964	2,438,846
Goodgreen Trust, Series 2020-1A, Class A SEQ, 2.63%, 4/15/55(1)	4,818,733	5,035,559
Hertz Fleet Lease Funding LP, Series 2017-1, Class A1, VRN, 0.78%, (1-month LIBOR plus 0.65%), 4/10/31(1)	456,066	456,434
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(1)	3,555,895	3,640,780
Mosaic Solar Loan Trust, Series 2020-1A, Class A SEQ, 2.10%, 4/20/46(1)	3,622,334	3,731,189
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(1)	242,094	244,021
Progress Residential Trust, Series 2017-SFR1, Class A SEQ, 2.77%, 8/17/34(1)	4,495,855	4,559,560
Progress Residential Trust, Series 2018-SFR1, Class A SEQ, 3.26%, 3/17/35(1)	2,696,718	2,707,531
Progress Residential Trust, Series 2018-SFR1, Class B, 3.48%, 3/17/35(1)	4,325,000	4,352,867
Progress Residential Trust, Series 2018-SFR3, Class G, 5.62%, 10/17/35(1)	3,000,000	3,059,929
Sierra Timeshare Conduit Receivables Funding LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(1)	572,429	583,410
Sierra Timeshare Receivables Funding LLC, Series 2018-3A, Class B, 3.87%, 9/20/35(1)	265,166	277,238
Sierra Timeshare Receivables Funding LLC, Series 2019-1A, Class A SEQ, 3.20%, 1/20/36(1)	2,555,172	2,662,445
Sierra Timeshare Receivables Funding LLC, Series 2019-2A, Class A SEQ, 2.59%, 5/20/36(1)	2,461,450	2,551,279
Towd Point Mortgage Trust, Series 2018-4, Class A1, VRN, 3.00%, 6/25/58(1)	3,002,657	3,194,309
Tricon American Homes, Series 2020-SFR1, Class B, 2.05%, 7/17/38(1)	6,500,000	6,701,813
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(1)	2,060,311	2,073,459
TOTAL ASSET-BACKED SECURITIES (Cost $66,814,904)		68,480,648
PREFERRED STOCKS — 2.3%
Automobiles — 0.1%
Volkswagen International Finance NV, 3.875%	1,900,000	2,501,809
Banks — 0.1%
Banque Federative du Credit Mutuel SA, MTN, 0.00%	1,100,000	1,228,071
JPMorgan Chase & Co., 4.60%	1,758,000	1,811,179
		3,039,250
Consumer Finance†
Discover Financial Services, 5.50%	609,000	649,346
Diversified Telecommunication Services — 0.3%
Orange SA, MTN, 2.375%	1,000,000	1,277,042
Telefonica Europe BV, 2.50%	700,000	871,445
Telefonica Europe BV, 3.00%	4,000,000	4,988,737
		7,137,224

Electric Utilities — 0.3%
Enel SpA, 2.25%	1,900,000	2,418,032
Naturgy Finance BV, 4.125%	1,400,000	1,790,573
SSE plc, 3.125%	2,600,000	3,362,259
		7,570,864

Insurance — 1.0%
Allianz SE, 3.375%	2,100,000	2,788,049
Assicurazioni Generali SpA, MTN, 4.60%	3,900,000	5,206,128
AXA SA, MTN, 6.69%	1,230,000	2,077,016
BNP Paribas Cardif SA, 4.03%	3,100,000	4,245,452
Credit Agricole Assurances SA, 4.25%	3,300,000	4,435,166
Intesa Sanpaolo Vita SpA, 4.75%	2,300,000	3,022,406
		21,774,217
Oil, Gas and Consumable Fuels — 0.5%
BP Capital Markets plc, 4.375%	1,990,000	2,124,405
Eni SpA, 3.375%	3,300,000	4,258,007
TOTAL SE, MTN, 2.625%	3,292,000	4,227,413
		10,609,825
TOTAL PREFERRED STOCKS (Cost $49,332,337)		53,282,535
EXCHANGE-TRADED FUNDS — 1.4%
iShares iBoxx High Yield Corporate Bond ETF	226,600	19,707,402
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	338,000	11,035,700
TOTAL EXCHANGE-TRADED FUNDS (Cost $29,913,164)		30,743,102
MUNICIPAL SECURITIES — 0.5%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	605,000	936,552
California State University Rev., 2.98%, 11/1/51	825,000	887,279
Chicago GO, 7.05%, 1/1/29	385,000	449,869
Dallas Area Rapid Transit Rev., 6.00%, 12/1/44	25,000	38,368
Escambia County Health Facilities Authority Rev., (Baptist Health Care Corp. Obligated Group), 3.61%, 8/15/40 (AGM)	725,000	780,310
Grand Parkway Transportation Corp. Rev., 3.24%, 10/1/52	565,000	593,939
Los Angeles Community College District GO, 6.75%, 8/1/49	675,000	1,212,989
Los Angeles Department of Airports Rev., 6.58%, 5/15/39	75,000	103,107
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	200,000	283,656
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	175,000	231,217
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	100,000	167,420
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	230,000	374,969
New York City Water & Sewer System Rev., 5.95%, 6/15/42	45,000	69,388
Ohio Turnpike & Infrastructure Commission Rev., 3.22%, 2/15/48	830,000	867,433
Pennsylvania Turnpike Commission Rev., 5.56%, 12/1/49	130,000	199,472
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	400,000	557,604
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	900,000	995,832
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	205,000	285,731
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	200,000	278,660
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	300,000	383,364
State of California GO, 4.60%, 4/1/38	120,000	142,872
State of California GO, 7.55%, 4/1/39	410,000	711,777
State of California GO, 7.30%, 10/1/39	595,000	970,689
State of California GO, 7.60%, 11/1/40	20,000	35,795
TOTAL MUNICIPAL SECURITIES (Cost $10,654,375)		11,558,292

TEMPORARY CASH INVESTMENTS(5) — 8.9%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.75%, 5/31/22 - 1/31/25, valued at $66,247,455), in a joint trading account at 0.03%, dated 1/29/21, due 2/1/21 (Delivery value $64,922,961)		64,922,799
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.25% - 2.875%, 11/15/27 -11/15/46, valued at $110,405,932), at 0.03%, dated 1/29/21, due 2/1/21 (Delivery value $108,241,271)		108,241,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	56,564	56,564
Federal Home Loan Bank Discount Notes, 0.00%, 2/1/21(6)	30,000,000	30,000,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $203,220,363)		203,220,363
TOTAL INVESTMENT SECURITIES — 105.3% (Cost $2,311,189,111)		2,412,794,493
OTHER ASSETS AND LIABILITIES(7) — (5.3)%		(121,139,339)
TOTAL NET ASSETS — 100.0%		$2,291,655,154

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	18,381,473	AUD	24,929,237	UBS AG	3/17/21	$(675,402)
BRL	30,214,908	USD	5,635,217	Goldman Sachs & Co.	3/17/21	(119,446)
BRL	33,870,355	USD	6,469,488	Goldman Sachs & Co.	3/17/21	(286,410)
USD	6,514,532	BRL	33,870,355	Goldman Sachs & Co.	3/17/21	331,454
USD	32,825,519	CAD	42,494,785	Morgan Stanley	3/17/21	(409,782)
USD	14,890,064	CHF	13,367,711	Morgan Stanley	3/17/21	(135,963)
USD	5,226,701	CHF	4,636,502	UBS AG	3/17/21	15,023
CNY	39,731,464	USD	6,148,478	Goldman Sachs & Co.	3/17/21	(9,059)
USD	10,491,892	CNY	69,199,274	Goldman Sachs & Co.	3/17/21	(200,976)
USD	1,359,546	CNY	8,846,157	Goldman Sachs & Co.	3/17/21	(7,387)
USD	174,010,668	CNY	1,150,123,512	Goldman Sachs & Co.	3/17/21	(3,709,676)
USD	22,402,394	CNY	145,693,970	Goldman Sachs & Co.	3/17/21	(110,651)
USD	22,727,465	CNY	148,251,256	Goldman Sachs & Co.	3/17/21	(180,739)
COP	13,163,226,787	USD	3,676,622	Goldman Sachs & Co.	3/17/21	5,837
COP	10,309,010,565	USD	2,834,482	Goldman Sachs & Co.	3/17/21	49,501
USD	3,700,882	COP	13,171,106,221	Goldman Sachs & Co.	3/17/21	16,218
USD	6,550,823	CZK	142,755,001	UBS AG	3/17/21	(106,417)
USD	38,032,887	DKK	234,197,543	Goldman Sachs & Co.	3/17/21	(211,394)
EUR	793,831	USD	960,527	JPMorgan Chase Bank N.A.	2/17/21	3,139
EUR	2,413,104	USD	2,937,792	JPMorgan Chase Bank N.A.	2/17/21	(8,422)
EUR	1,378,009	USD	1,677,299	JPMorgan Chase Bank N.A.	2/17/21	(4,475)
EUR	566,550	USD	689,164	JPMorgan Chase Bank N.A.	2/17/21	(1,405)
EUR	282,525	USD	341,308	JPMorgan Chase Bank N.A.	2/17/21	1,661
USD	373,520,555	EUR	307,500,251	JPMorgan Chase Bank N.A.	2/17/21	232,840
USD	1,492,665	EUR	1,228,581	JPMorgan Chase Bank N.A.	2/17/21	1,237
USD	748,487	EUR	615,110	JPMorgan Chase Bank N.A.	2/17/21	1,779
GBP	802,697	USD	1,068,366	Bank of America N.A.	3/17/21	31,706
GBP	805,487	USD	1,093,464	Bank of America N.A.	3/17/21	10,431
GBP	312,145	USD	428,277	Bank of America N.A.	3/17/21	(491)
GBP	1,072,243	USD	1,424,273	Bank of America N.A.	3/17/21	45,202
USD	2,190,518	GBP	1,625,280	Bank of America N.A.	3/17/21	(36,878)
USD	67,510,973	GBP	50,491,727	Bank of America N.A.	3/17/21	(1,686,360)
USD	1,290,368	GBP	950,072	Bank of America N.A.	3/17/21	(11,675)
USD	2,988,309	GBP	2,199,761	Bank of America N.A.	3/17/21	(26,394)
USD	7,156,070	IDR	101,888,117,723	Goldman Sachs & Co.	3/17/21	(69,042)
ILS	8,452,643	USD	2,593,313	UBS AG	3/17/21	(17,019)
USD	4,190,061	ILS	13,571,606	UBS AG	3/17/21	53,551

USD	3,018,150	ILS	9,912,252	UBS AG	3/17/21	(3,019)
JPY	525,218,002	USD	5,062,010	Bank of America N.A.	2/17/21	(47,095)
USD	176,030,032	JPY	18,268,320,990	Bank of America N.A.	2/17/21	1,599,472
KRW	1,928,115,501	USD	1,764,268	Goldman Sachs & Co.	3/17/21	(40,143)
USD	1,840,383	KRW	2,026,095,767	Goldman Sachs & Co.	3/17/21	28,644
USD	2,885,696	KRW	3,195,763,924	Goldman Sachs & Co.	3/17/21	28,037
KZT	938,967,588	USD	2,160,284	Goldman Sachs & Co.	3/17/21	40,188
MXN	83,413,806	USD	4,106,789	UBS AG	3/17/21	(56,180)
MXN	61,553,606	USD	3,031,301	UBS AG	3/17/21	(42,233)
USD	4,594,472	MXN	91,599,989	UBS AG	3/17/21	146,339
USD	1,822,047	MYR	7,405,709	Goldman Sachs & Co.	3/17/21	(2,251)
USD	5,517,720	MYR	22,533,263	Goldman Sachs & Co.	3/17/21	(33,050)
NOK	27,581,176	USD	3,212,838	Goldman Sachs & Co.	3/17/21	7,018
USD	8,686,565	NOK	76,703,974	Goldman Sachs & Co.	3/17/21	(267,938)
USD	17,959,330	NZD	25,416,364	UBS AG	3/17/21	(305,016)
PEN	19,385,130	USD	5,400,961	Goldman Sachs & Co.	3/17/21	(71,811)
PEN	36,869,610	USD	10,303,091	Goldman Sachs & Co.	3/17/21	(167,296)
PEN	11,370,511	USD	3,151,472	Goldman Sachs & Co.	3/17/21	(25,614)
PEN	9,340,341	USD	2,607,941	Goldman Sachs & Co.	3/17/21	(40,195)
USD	16,184,850	PEN	58,385,228	Goldman Sachs & Co.	3/17/21	134,214
USD	6,748,064	PHP	325,247,217	UBS AG	3/17/21	(7,597)
USD	5,052,129	PLN	18,676,921	UBS AG	3/17/21	35,525
USD	2,536,229	RUB	193,742,507	Goldman Sachs & Co.	3/17/21	(14,168)
USD	377,035	SEK	3,200,786	Goldman Sachs & Co.	3/17/21	(6,183)
USD	3,657,740	SGD	4,902,030	Bank of America N.A.	3/17/21	(32,341)
USD	15,677,470	THB	474,303,049	Goldman Sachs & Co.	3/17/21	(167,507)
TRY	41,415,536	USD	5,074,190	UBS AG	3/17/21	484,434
TWD	196,663,290	USD	7,017,749	UBS AG	3/17/21	35,616
USD	13,525,257	ZAR	209,718,121	UBS AG	3/17/21	(255,735)
						$(6,271,769)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Euro-Bobl 5-Year Bonds	291	March 2021	$47,762,579	$86,208
Euro-Buxl 30-Year Bonds	36	March 2021	9,668,106	(21,034)
Euro-OAT 10-Year Bonds	164	March 2021	33,250,626	(61,888)
Japanese 10-Year Government Bonds	30	March 2021	43,482,744	(52,222)
Japanese 10-Year Mini Government Bonds	76	March 2021	11,011,275	(21,784)
Korean Treasury 10-Year Bonds	282	March 2021	32,664,706	(253,070)
U.K. Gilt 10-Year Bonds	439	March 2021	80,642,559	13,931
U.S. Treasury 2-Year Notes	331	March 2021	73,143,242	1,841
			$331,625,837	$(308,018)

^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 5-Year Notes	158	March 2021	$19,888,250	$(22,574)
U.S. Treasury 10-Year Ultra Notes	821	March 2021	126,292,891	555,001
U.S. Treasury Long Bonds	66	March 2021	11,135,437	87,508
			$157,316,578	$619,935

^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 34	Buy	(5.00)%	6/20/25	$30,038,000	$(483,078)	$(2,143,134)	$(2,626,212)
Markit CDX North America High Yield Index Series 35	Buy	(5.00)%	12/20/25	$116,000,000	(10,071,955)	93,040	(9,978,915)
Markit CDX North America Investment Grade Index Series 34	Buy	(1.00)%	6/20/25	$27,000,000	439,399	(827,991)	(388,592)
					$(10,115,634)	$(2,878,085)	$(12,993,719)

CREDIT DEFAULT SWAP AGREEMENTS§
Counterparty/ Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Bank of America N.A./ Republic of South Africa Government International Bond(8)	Buy	(1.00)%	12/20/25	$27,550,000	$2,639,666	$(1,071,539)	$1,568,127

§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

INTEREST RATE SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index Monthly	Fixed Rate	Termination Date	Notional Amount		Value*
Bank of America N.A.	BZDIOVRA	Pay	3.21%	1/3/22	BRL	650,021,935	$(37,504)

*Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	1.78%	8/5/24	$6,750,000	$(389)	$87,794	$87,405
CPURNSA	Receive	1.87%	11/25/29	$19,500,000	(626)	772,965	772,339
					$(1,015)	$860,759	$859,744

NOTES TO SCHEDULE OF INVESTMENTS
AGM	-	Assured Guaranty Municipal Corporation
AUD	-	Australian Dollar
BRL	-	Brazilian Real
BZDIOVRA	-	Brazil Interbank Deposit Rate
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
CNY	-	Chinese Yuan
COP	-	Colombian Peso
CPI	-	Consumer Price Index
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
JPY	-	Japanese Yen
KRW	-	South Korean Won
KZT	-	Kazakhstani Tenge
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
TBA	-	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
THB	-	Thai Baht
TRY	-	Turkish Lira
TWD	-	Taiwanese Dollar
UMBS	-	Uniform Mortgage-Backed Securities
USD	-	United States Dollar
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
ZAR	-	South African Rand
†Category is less than 0.05% of total net assets.
(1)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $638,180,437, which represented 27.8% of total net assets. Of these securities, 2.8% of total net assets were deemed illiquid under policies approved by the Board of Trustees.
(2)Security is a zero-coupon bond.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(4)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $21,227,652.
(5)Category includes collateral received at the custodian bank for collateral requirements on forward commitments. At the period end, the aggregate value of cash deposits received was $61,555.
(6)The rate indicated is the yield to maturity at purchase.
(7)Amount relates primarily to payable for investments purchased, but not settled, at period end.
(8)Collateral has been received at the custodian for collateral requirements on swap agreements. At the period end, the aggregate value of securities received was $1,615,076.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Sovereign Governments and Agencies	—	940,206,242	—
Corporate Bonds	—	701,913,118	—
Collateralized Loan Obligations	—	123,241,026	—
U.S. Government Agency Mortgage-Backed Securities	—	120,055,027	—
Collateralized Mortgage Obligations	—	84,775,238	—
U.S. Treasury Securities	—	75,318,902	—
Asset-Backed Securities	—	68,480,648	—
Preferred Stocks	—	53,282,535	—
Exchange-Traded Funds	30,743,102	—	—
Municipal Securities	—	11,558,292	—
Temporary Cash Investments	56,564	203,163,799	—
	30,799,666	2,381,994,827	—
Other Financial Instruments
Futures Contracts	644,350	100,139	—
Swap Agreements	—	2,427,871	—
Forward Foreign Currency Exchange Contracts	—	3,339,066	—
	644,350	5,867,076	—
Liabilities
Other Financial Instruments
Futures Contracts	22,574	409,998	—
Swap Agreements	—	13,031,223	—
Forward Foreign Currency Exchange Contracts	—	9,610,835	—
	22,574	23,052,056	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.